UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 93.1%
158,922	AllianceBernstein National Municipal Income Fund, Inc.	$2,112,073
97,276	BlackRock Investment Quality Municipal Trust, Inc.	1,449,412
70,107	BlackRock Long-Term Municipal Advantage Trust	771,878
21,641	BlackRock Muni Intermediate Duration Fund, Inc.	301,243
118,611	BlackRock Municipal Income Trust II	1,723,418
46,643	BlackRock MuniHoldings Fund II, Inc.	696,846
111,250	BlackRock MuniYield Fund, Inc.	1,580,863
26,927	BlackRock MuniYield Quality Fund II, Inc.	343,050
94,506	Deutsche Municipal Income Trust	1,236,138
56,511	Dreyfus Municipal Bond Infrastructure Fund, Inc.	670,220
291,839	Dreyfus Strategic Municipal Bond Fund, Inc.	2,279,263
232,264	Dreyfus Strategic Municipals, Inc.	1,899,920
122,052	Eaton Vance Municipal Income Trust	1,583,014
197,649	Invesco Advantage Municipal Income Trust II	2,243,316
50,043	Invesco Municipal Income Opportunities Trust	338,291
168,594	Invesco Municipal Trust	2,070,334
112,736	Invesco Quality Municipal Income Trust	1,369,742
133,498	Invesco Trust for Investment Grade Municipals	1,726,129
22,636	MainStay DefinedTerm Municipal Opportunities Fund	401,110
152,930	MFS High Income Municipal Trust	726,418
234,829	MFS Municipal Income Trust	1,500,557
47,598	Nuveen AMT-Free Municipal Income Fund	620,202
81,037	Nuveen Dividend Advantage Municipal Fund	1,115,879
151,265	Nuveen Dividend Advantage Municipal Fund 2	2,060,229
15,756	Nuveen Intermediate Duration Municipal Term Fund	195,374
60,031	Nuveen Municipal Advantage Fund, Inc.	799,013
56,012	Nuveen Municipal Market Opportunity Fund, Inc.	733,757
79,631	Nuveen Municipal Opportunity Fund, Inc.	1,122,001
144,583	Nuveen Performance Plus Municipal Fund, Inc.	2,050,187
75,112	Nuveen Premium Income Municipal Fund 2, Inc.	1,025,279
115,532	Nuveen Premium Income Municipal Fund, Inc.	1,548,129
139,849	Nuveen Quality Income Municipal Fund, Inc.	1,886,563
9,034	Nuveen Quality Municipal Fund, Inc.	117,623
27,822	Nuveen Select Quality Municipal Fund, Inc.	371,980
109,095	PIMCO Municipal Income Fund II	1,311,322
178,236	PIMCO Municipal Income Fund III	1,955,249
122,847	Pioneer Municipal High Income Advantage Trust	1,578,584
185,945	Pioneer Municipal High Income Trust	2,361,502
279,858	Putnam Managed Municipal Income Trust	2,000,985

	TOTAL CLOSED-END FUNDS (Cost $51,020,610)	49,877,093

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.9%
$2,600,877	UMB Money Market Fiduciary, 0.01%[1]	$2,600,877

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,600,877)	2,600,877

	TOTAL INVESTMENTS – 98.0% (Cost $53,621,487)	52,477,970
	Other Assets in Excess of Liabilities – 2.0%	1,076,181

	TOTAL NET ASSETS – 100.0%	$53,554,151

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)

(125)	U.S. 5 Year Treasury Note	December 2015	$(15,048,219)	$(15,064,453)	$(16,234)
(118)	U.S. 10 Year Treasury Note	December 2015	(15,179,933)	(15,190,656)	(10,723)
(57)	U.S. Treasury Long Bond	December 2015	(9,087,207)	(8,968,594)	118,613

TOTAL FUTURES CONTRACTS			$(39,315,359)	$(39,223,703)	$91,656

Robinson Tax Advantaged Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
The Robinson Tax Advantaged Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks  total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.  The Fund commenced investment operations on September 30, 2014, with three classes of shares: Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Robinson Tax Advantaged Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds
The Fund invests in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Fund will invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

(d) Municipal Bonds Risk
The underlying closed-end funds in which the Fund invests will invest primarily in municipal bonds.  Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest.  Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds.  If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in short positions on U.S. Treasury Futures contracts.  A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written.  The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.   The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

Robinson Tax Advantaged Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Short Sales
The Fund and the CEFs held by the Fund may sell securities short.  Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Robinson Tax Advantaged Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$53,621,487
Gross unrealized appreciation	$200,924
Gross unrealized depreciation	(1,344,441)
Net unrealized depreciation on investments	$(1,143,517)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Robinson Tax Advantaged Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$49,877,093	$-	$-	$49,877,093
Short-Term Investments	2,600,877	-	-	2,600,877
Total Investments	$52,477,970	$-	$-	$52,477,970
Other Financial Instruments*
Futures Contracts	118,613	-	-	118,613
Total Assets	$52,596,583	$-	$-	$52,596,583
Liabilities
Other Financial Instruments*
Futures Contracts	$26,957	$-	$-	$26,957
Total Liabilities	$26,957	$-	$-	$26,957

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/25/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/25/15